DUE TO BANKS AND CORRESPONDENTS, Promotional credit lines (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about promotional credit lines [Line Items]
Promotional credit lines	S/ 3,592,008	S/ 3,203,263
Minimum [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	January 2022	January 2021
Minimum [Member] | Soles Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	1.15%	0.92%
Minimum [Member] | Foreign Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	0.40%	0.40%
Maximum [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	March 2032	March 2032
Maximum [Member] | Soles Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	7.53%	4.30%
Maximum [Member] | Foreign Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	8.30%	8.30%
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Promotional credit lines	S/ 3,592,000	S/ 3,203,300
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social [Member] | Foreign Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Interest rate	7.75%	6.40%
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social [Member] | Minimum [Member] | Soles Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	January 2022	January 2021
Interest rate	6.00%	3.98%
Corporacion Financiera de Desarrollo and Fondo de Cooperacion para el Desarrollo Social [Member] | Maximum [Member] | Soles Currency [Member]
Disclosure of detailed information about promotional credit lines [Line Items]
Maturity date	January 2032	July 2029
Interest rate	7.60%	7.25%